CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 227,833	$ 31,786	$ 36,380
Accounts receivable, net	193,173	48,922	25,385
Prepaid expenses and other current assets	20,550	36,111	14,059
Total current assets	441,556	116,819	75,824
NON-CURRENT ASSETS
Property and equipment, net	4,617,580	3,046,942	2,814,067
Operating lease right of use assets	4,240,823	0	0
Intangibles, net	6,472,640	6,671,582	5,754,933
Goodwill	1,121,361	924,361	70,995
Deposits and other assets	96,485	62,013	57,469
Total non-current assets	16,548,889	10,704,898	8,697,464
Total assets	16,990,445	10,821,717	8,773,288
CURRENT LIABILITIES
Accounts payable and accrued expenses	6,392,022	4,993,970	2,401,028
Deferred revenue	160,906	6,450	10,925
Customer deposits	338,725	338,725	0
Accrued interest on debt			182,452
Loans, advances and agreements	1,534,229	716,936	195,106
Current portion of convertible notes payable, net of discount	1,704,029	10,000	0
Notes payable - related parties, net of discount	9,528,376	9,137,982	7,557,590
Current portion of convertible notes payable - related parties, net of discounts	388,881	202,688	250,000
Customer liability	0	0	338,725
Capital leases	0	0	101,347
Capital leases - related party	0	0	449,103
Accrued interest related to capital leases	0	0	135,217
Vehicle leases	0	0	5,195
Derivative liabilities	5,255,932	0	0
Current portion of operating lease liabilities	1,716,195	0	0
Financing lease liabilities	138,250	138,774	0
Financing lease liabilities - related party	619,543	598,490	0
Total current liabilities	27,747,088	16,144,015	11,626,688
NON-CURRENT LIABILITIES
Convertible note payable, net of current portion and discounts	0	5,000	2,819
Convertible notes payable - related parties, net of current portion and discounts	538,500	599,200	62,000
Long term portion of operating lease liabilities	2,567,692	0
Total non-current liabilities	3,106,192	604,200	64,819
Total liabilities	30,853,280	16,748,215	11,691,507
Commitments and contingencies - See Note 8
STOCKHOLDERS' DEFICIT
Common stock, $.001 par value, 1,000,000,000 shares authorized, 139,027,625 and 136,953,904 shares issued and outstanding as of September 30, 2019 and December 31, 2018, respectively	139,028	136,954	136,954
Subscriptions payable	472,695	168,006	25,235
Additional paid-in capital	12,833,140	12,567,881	10,341,442
Accumulated deficit	(27,341,287)	(18,802,928)	(13,425,439)
Total stockholders' deficit	(13,892,835)	(5,926,498)	(2,918,219)
Total liabilities and stockholders' deficit	16,990,445	10,821,717	8,773,288
Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, $.001 par value 100,000,000 shares authorized	1,000	1,000	1,000
Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, $.001 par value 100,000,000 shares authorized	2,589	2,589	2,589
Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, $.001 par value 100,000,000 shares authorized	$ 0	$ 0	$ 0